Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
NOTE 15. Stock-Based Compensation

Successor Stock-Based Compensation Plans

The Visteon Corporation 2010 Incentive Plan (the “2010 Incentive Plan”), was adopted on the Effective Date and provides for the grant of up to 5.6 million shares of Successor common stock as incentive and nonqualified stock options ("stock options"), stock appreciation rights (“SARs”), performance stock rights, restricted stock awards (“RSAs”), restricted stock units (“RSUs”) and stock and various other rights based on common stock. Additionally, the Company adopted the Visteon Corporation Non-Employee Director Stock Unit Plan, which provides for the automatic annual grant of RSUs to non-employee directors. RSUs awarded under the Non-Employee Director Stock Unit Plan vest immediately but are not paid out until after the participant terminates service as a non-employee director of the Company.

Upon exercise of stock based compensation awards that settle in shares of Company stock, the Company's policy is to deliver such shares utilizing available treasury shares, purchasing treasury shares or issuing new shares. Delivery of shares may be on a gross settlement basis or on a net settlement basis, as determined by the recipient.

Restricted Stock Awards and Restricted Stock Units

The grant date fair value of RSAs and RSUs is the average of the highest and lowest prices at which the Company's common stock was traded on the New York Stock Exchange on the date of grant. RSAs are settled in shares of the Company's common stock upon the lapse of restrictions on the underlying shares while RSUs are generally settled in cash upon scheduled vesting dates and are recorded as a liability representing only the vested portion of the obligation, based on the period-ending market prices of the Company's common stock.

The Company granted 1,246,000 shares of restricted common stock during the fourth quarter of 2010, under the 2010 Incentive Plan at a grant date fair value of $57.93 per share. The grant date fair value was estimated based on the weighted average trading prices of the Company’s common stock for the five business days immediately following the Effective Date. The Company recorded compensation expense of $31 million and $20 million for the year ended December 31, 2011 and the three-month Successor period ended December 31, 2010, respectively. Unrecognized compensation expense at December 31, 2011 was $21 million for non-vested RSAs and will be recognized on a weighted average basis over the remaining vesting period of approximately 1.75 years.

The Company granted 1,000 and 421,000 restricted stock units under the 2010 Incentive Plan during the year ended December 31, 2011 and the three months ended December 31, 2010, respectively, at weighted average grant date fair values $49.83 per share and $57.93 per share, respectively. The Company recorded compensation expense of $7 million and $9 million for the year ended December 31, 2011 and the three-month Successor period ended December 31, 2010, respectively with cash payments of $4 million during the year ended December 31, 2011. At December 31, 2011 approximately $4 million and $5 million is recorded under the captions Accrued employee liabilities and Employee benefits relating to RSUs. Unrecognized compensation expense at December 31, 2011 was $3 million for non-vested RSUs and will be recognized on a weighted average basis over the remaining vesting period or approximately 1.35 years.

A summary of activity, including award grants, vesting and forfeitures is provided below.

	RSAs	RSUs	Weighted Average Grant Date Fair Value
	(In Thousands)
Non-vested at October 1, 2010	—	—	$—
Granted	1,246	421	$57.93
Vested	(211)	(64)	$57.93
Forfeited	—	—	$—
Non-vested at December 31, 2010	1,035	357	$57.93
Granted	—	1	$49.83
Vested	(345)	(93)	$57.93
Forfeited	(34)	(8)	$57.93
Non-vested at December 31, 2011	656	257	$57.92

Stock Options and Stock Appreciation Rights

Stock options and SARs have an exercise price equal to the average of the highest and lowest prices at which the Company's common stock was traded on the New York Stock Exchange on the date of grant. The fair value of stock options is determined at the date of grant using the Black-Scholes option pricing model and the fair value of SARs is determined at each period-end using the Black-Scholes option pricing model. Stock options are settled in shares of the Company's common stock upon exercise and are recorded in the Company's consolidated balance sheets under the caption Additional paid-in capital. SARs are settled in cash and result in the recognition of a liability representing the vested portion of the obligation.

The Black-Scholes option pricing model requires management to make various assumptions including the expected term, expected volatility, risk free interest rate and dividend yield. The expected term represents the period of time that granted stock based compensation awards are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is calculated based on a rolling average of the daily stock closing prices of a peer group of companies with a period equal to the expected life of the award. The peer group of companies was used due to the relatively short history of the Company's common stock. The peer group was established using the criteria of similar industry (utilizing product mix), size (measured by market capitalization), leverage (measured using debt to equity ratio) and length of history. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of the stock-based compensation instrument. The dividend yield is based on historical patterns and future expectations for Company dividends. Stock options become exercisable on a ratable basis of the vesting period and will expire 10 years after the grant date. Weighted average assumptions used to estimate fair value of awards during the year ended and as of December 31, 2011 are as follows:

	Stock Options	SARs

Expected term (in years)	6	6
Expected volatility	46.37%	50.30%
Risk-free interest rate	2.59%	0.98%
Expected dividend yield	—%	—%

During 2011 the Company granted 482,000 non-qualified stock options under the 2010 Incentive Plan. These stock options have a 3 year vesting period and an expiration date 10 years from the date of grant. The weighted average grant date fair value of the stock options granted during 2011 was $34.45. The Company recorded compensation expense of $8 million for the year ended December 31, 2011. Unrecognized compensation expense for non-vested stock options at December 31, 2011 was $9 million and will be recognized on a weighted average basis over the remaining vesting period of approximately 1.80 years.

During 2011, the Company granted 94,000 SARs under the 2010 Incentive Plan. These SARs have a 3 year vesting period and an expiration date 10 years from the date of grant. The weighted average fair value of SARs granted during 2011 was $17.58. At December 31, 2011 the Company recorded approximately $1 million under the caption Employee benefits. During the year ended December 31, 2011, the Company recorded compensation expense of $1 million. Unrecognized compensation expense at December 31, 2011 was less than $1 million for non-vested SARs and will be recognized on a weighted average basis over the remaining vesting period of approximately 1.45 years.

A summary of activity, including award grants, vesting and forfeitures is provided below.

	Stock Options	Weighted Average Exercise Price	SARs	Weighted Average Exercise Price
	(In Thousands)		(In Thousands)
Outstanding at December 31, 2010	—	$—	—	$—
Granted	482	$72.60	94	$74.08
Exercised	—	$—	—	$—
Forfeited or expired	(92)	$74.08	(10)	$74.08
Outstanding at December 31, 2011	390	$72.26	84	$74.08

	Stock Options and SARs Outstanding
	Number Outstanding	Weighted Average Remaining Life	Weighted Average Exercise Price
	(In Thousands)	(In Years)
$45.01 - $55.00	15	9.81	$48.85
$55.01 - $65.00	24	9.45	$60.97
$65.01 - $75.08	435	9.25	$74.08
	474

Predecessor Stock-Based Compensation

Pursuant to the Plan, any shares of Predecessor common stock and any options, warrants or rights to purchase shares of Predecessor common stock or other equity securities outstanding prior to the Effective Date were canceled. Prior to cancellation, the Company recorded stock-based compensation expense for Predecessor stock-based compensation plans of $1 million during both the nine-month Predecessor period ended October 1, 2010 and the year ended December 31, 2009. Various stock-based compensation awards were granted under Predecessor plans, including stock options, SARs, RSAs and RSUs.

A summary of activity, including award grants, exercises and forfeitures is provided below for stock options and SARs.

	Stock Options	Weighted Average Exercise Price	SARs	Weighted Average Exercise Price
	(In Thousands)		(In Thousands)
Outstanding at December 31, 2008	11,999	$10.70	12,897	$6.07
Granted	—	$—	—	$—
Exercised	—	$—	—	$—
Forfeited or expired	(1,493)	$10.64	(2,355)	$8.27
Outstanding at December 31, 2009	10,506	$10.70	10,542	$5.60
Forfeited, expired or cancelled	(10,506)	$10.70	(10,542)	$5.60
Outstanding at October 1, 2010	—	$—	—	$—

A summary of activity, including award grants, vesting and forfeitures is provided below for RSAs and RSUs.

	RSAs	RSUs	Weighted Average Grant Date Fair Value
	(In Thousands)
Non-vested at December 31, 2008	1,180	4,146	$4.60
Granted	—	—	$—
Vested	(42)	(1,678)	$6.08
Forfeited	(204)	(357)	$4.49
Non-vested at December 31, 2009	934	2,111	$3.80
Vested	(15)	(5)	$7.05
Forfeited or cancelled	(919)	(2,106)	$3.39
Non-vested at October 1, 2010	—	—	$—